SUPPLEMENT DATED MARCH 13, 2007 TO THE
FIRST INVESTORS INCOME FUNDS PROSPECTUS

CASH MANAGEMENT

GOVERNMENT

INVESTMENT GRADE

FUND FOR INCOME

Dated January 31, 2007

The information regarding Martin F. Fetherston on page 32 under the “Fund Management” section is deleted in its entirety and the second paragraph regarding Clark D. Wagner is amended as follows:

Clark D. Wagner, Director of Fixed Income, serves as the Portfolio Manager of the Government and Investment Grade Funds.  Mr. Wagner also serves as Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

IP0307

SUPPLEMENT DATED MARCH 13, 2007 TO THE
FIRST INVESTORS INVESTMENT GRADE FUND PROSPECTUS

Dated January 31, 2007

The information regarding Martin F. Fetherston on page 10 under  “Who manages the Investment Grade Fund” is deleted in its entirety and the second paragraph is replaced with the following:

Clark D. Wagner, Director of Fixed Income, serves as the Portfolio Manager of the Investment Grade Fund.  Mr. Wagner also serves as Portfolio Manager of certain other First Investors Funds and has been a Portfolio Manager with FIMCO since 1991.

IG0307

SUPPLEMENT DATED MARCH 13, 2007 TO THE
FIRST INVESTORS INCOME FUNDS

STATEMENT OF ADDITIONAL INFORMATION

CASH MANAGEMENT

GOVERNMENTSUPPLEMENT DATED MARCH 13, 2007 TO THE
FIRST INVESTORS INCOME FUNDS

STATEMENT OF ADDITIONAL INFORMATION

CASH MANAGEMENT

GOVERNMENT

INVESTMENT GRADE

FUND FOR INCOME

Dated January 31, 2007

1.

The information regarding Martin F. Fetherston in the section “Portfolio Managers” under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2006” on page I-10 is deleted in its entirety and information regarding Clark D. Wagner is amended as follows:

A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended September 30, 2006[1]

Name of Portfolio Manager and Fund Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
FIMCO’s Portfolio Managers:
Clark D. Wagner: Government Investment Grade	Other Registered Investment Companies	27	$2,057.5	None	$0
	Other Pooled Investment Vehicles	1	$21.9	None	$0
	Other Accounts	2	$278.6	None	$0

1 Information for Clark D. Wagner is as of March 12, 2007.

2.  The information regarding Martin F. Fetherston in the section “Portfolio Managers” under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2006 on page I-12 is deleted in its entirety and information regarding Clark D. Wagner is amended as follows:

D. Portfolio Manager Fund Ownership for Fiscal Year Ended September 30, 2006[2]

FIMCO’s Portfolio Managers:
Name	Fund	Dollar Range of Fund Ownership (dollars)
Clark D. Wagner	Government Investment Grade	None

2 Information for Clark D. Wagner is as of March 12, 2007.

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